SUBSEQUENT EVENTS (Details) - Subsequent Events - USD ($)	Apr. 28, 2023	Feb. 22, 2023
SUBSEQUENT EVENTS
Number of options granted		820,000
Option exercise price (in dollars per share)		$ 1.23
Option term		5 years
Total grants value of option		$ 819,000
Exercised stock options	0